Related Party Transactions (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 06, 2017 Vote $ / shares shares	Nov. 05, 2017	Feb. 28, 2014 USD ($)	Mar. 31, 2014	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Related Party Transactions
Revenue from related parties					$ 253,021	$ 318,255	$ 212,357
Amortized deferred revenues					113,400	106,700
Accounts receivable from related parties					174,080	189,522
Prepayment to related parties						13,567
Loans to and interest receivables from related parties					320,221	102,409
Deferred revenues from related parties (Note 13)					33,217	43,652
Account payable to related parties					46,655	50,678
Accrued and other liabilities to related parties					$ 39,836	$ 14,763
Issuance of ordinary shares to the chief executive officer							7
Per share purchase price (in dollars per share) | $ / shares					$ 39.93	$ 53.64
Stock-based compensation expense					$ 121,871	$ 95,069	$ 91,387
Number of ordinary shares | shares					83,317,637	82,410,842
Number of preferred shares issued | shares					7,150	7,150
Preferred shares, par value per share (in dollars per share) | $ / shares					$ 1.00	$ 1.00
Percentage of cost and operating expenses that are with related parties (as a percent)					4.60%	4.10%	4.40%
Set off of accounts receivables					$ 38,700
Set off of accounts payables					28,700
Set off accrued and other liabilities					10,000
License revenue
Related Party Transactions
Revenue from related parties					10,435	$ 10,435	$ 10,435
Agency and advertising service earned
Related Party Transactions
Revenue from related parties					19,154	20,754	16,091
Promotion and advertising service
Related Party Transactions
Revenue from related parties					100,439	126,882	91,724
Promotion and advertising service | Advertising and marketing
Related Party Transactions
Revenue from related parties					100,100	126,700	91,600
Others
Related Party Transactions
Revenue from related parties					122,993	160,184	94,107
Leju
Related Party Transactions
Amount allocated to fair value of License Agreements			$ 187,400
License Agreements, period of amortization of deferred revenues				10 years
Extended license agreements, period of amortization of deferred revenues			10 years
Amortized deferred revenues					10,435	10,435	$ 10,435
Deferred revenue					43,700	54,100
Non-current portion of deferred revenue					33,200	43,700
Accounts receivable from related parties					7,124	4,905
Deferred revenues from related parties (Note 13)					43,652	54,087
Alibaba
Related Party Transactions
Accounts receivable from related parties					61,857	53,480
Related parties other than Leju and Alibaba
Related Party Transactions
Accounts receivable from related parties					105,099	131,137
Chief Executive Officer | New Wave
Related Party Transactions
Issuance of preferred shares to New Wave (Note 18) (in shares) | shares	7,944,386
Number of ordinary shares | shares	7,944,386
Percentage of aggregate voting power	55.50%	11.10%
Equity investee in the short video business
Related Party Transactions
Accounts receivable from related parties					34,700	80,900
Equity investee in the short video business | Others
Related Party Transactions
Revenue from related parties					10,900	53,900
Company A (an investee in e-commerce business)
Related Party Transactions
Loans to and interest receivables from related parties					160,010	43,695
Company B (an investee providing social and new media marketing services)
Related Party Transactions
Loans to and interest receivables from related parties					60,602
Company C (an investee providing online brokerage services)
Related Party Transactions
Loans to and interest receivables from related parties					40,982	40,982
Investee
Related Party Transactions
Loans to and interest receivables from related parties					58,627	17,732
Investee | Advertising Agency
Related Party Transactions
Accounts receivable from related parties					13,600	5,800
Investee | Promotion and advertising service | Advertising Agency
Related Party Transactions
Revenue from related parties					40,900	5,600
Showworld
Related Party Transactions
Loans receivable					$ 320,200	$ 102,400
Showworld | Minimum
Related Party Transactions
Interest rate					4.00%
Showworld | Maximum
Related Party Transactions
Interest rate					10.50%
Class A Preference Shares | Chief Executive Officer | New Wave
Related Party Transactions
Number of preferred shares issued | shares	7,150
Number of votes per share | Vote	10,000
Preferred shares, par value per share (in dollars per share) | $ / shares	$ 1.00
Economic rights (as a percent)	0.00%				0.00%
Participant rights (as a percent)	0.00%				0.00%